Schedule of Investments
February 28, 2023 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.15%

Accident & Health Insurance - 5.91%
Aflac, Inc.	12,900	879,135

Asset Management - 4.77%
The Carlyle Group, Inc.	20,625	709,500

Beverages - 1.90%
PepsiCo, Inc.	1,625	281,986

Cigarettes - 2.56%
Philip Morris International, Inc.	3,910	380,443

Credit Services - 1.34%
MasterCard, Inc. Class A	560	198,962

Electronic Computers - 18.38%
Apple, Inc. (2)	18,518	2,729,738

Entertainment - 0.39%
Paramount Global Class B	2,700	57,834

General Industrial Machinery & Equipment, NEC - 6.55%
Symbotic, Inc. - Class A (2)	70,000	972,825

Industrial Organic Chemicals - 4.07%
Amyris, Inc. (2)	483,347	604,184

Information Technology Services - 0.52%
Accenture PLC Class A (Ireland)	290	77,009

Measuring & Controlling Device - 7.16%
Onto Innovation, Inc. (2)	12,883	1,062,461

Miscellaneous Metal Ores - 1.20%
Cameco Corp. (Canada)	6,500	177,710

Motor Vehicle Parts & Accessories - 0.48%
Honeywell International, Inc.	370	70,848

Motor Vehicles & Passenger Car - 4.84%
Tesla Motors, Inc. (2)	3,495	718,956

Oil & Gas Field Exploration Se - 5.66%
NexGen Energy Ltd. (Canada) (2)	198,889	839,841

Pharmaceutical Preparations - 10.67%
Catalyst Pharmaceuticals, Inc. (2)	81,098	1,237,555
Corcept Therapeuticals, Inc. (2)	16,655	346,924

		1,584,479

Primary Smelting & Refining of - 0.00%
Blue Earth Refineries, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 5.49%
Qualcomm, Inc.	6,598	815,051

Retail-Catalog & Mail-Order Houses - 2.27%
Amazon.com, Inc. (2)	3,580	337,343

Security Brokers, Dealers & Flotation Companies - 5.09%
Stifel Financial Corp.	11,310	755,847

Semiconductors & Related Devices - 5.56%
Applied Materials, Inc.	3,870	449,501
NVIDIA Corp.	1,620	376,099

		825,600

Services-Computer Programming, Data Processing, Etc. - 0.90%
Meta Platforms, Inc. Class A (2)	760	132,954

Specialty Chemicals - 2.47%
Nanoco Group PLC (United Kingdom) (2)	1,260,607	366,080

Uranium - 0.97%
Uranium Energy Corp. (2)	39,000	144,300

Total Common Stock	(Cost $ 8,843,486)	14,723,086

Short-Term Investments - 0.82%

Huntington Conservative Deposit Account 4.40% (3)	121,660	121,660

Total Short-Term Investment Companies	(Cost $ 121,660)	121,660

Total Investments - 99.97%	(Cost $ 8,965,146)	14,844,746

Liabilities in Excess of Other Assets - .03%		4,164

Total Net Assets - 100.00%		14,848,910

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,871,921	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	$972,825	-
Total	$14,844,746	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2023.